Stockholders' (Deficiency) (Details) - Schedule of Warrants Outstanding	12 Months Ended
Jun. 30, 2023 $ / shares shares
Schedule of warrants outstanding [Abstract]
Shares, Outstanding at beginning | shares
Weighted Average Exercise Price, Outstanding at beginning | $ / shares
Weighted Average Remaining Contractual Term (Years), Outstanding at beginning
Shares, Granted | shares	400,000
Weighted Average Exercise Price, Granted | $ / shares	$ 4.25
Weighted Average Remaining Contractual Term (Years), Granted	5 years
Shares, Exercised | shares	(300,000)
Weighted Average Exercise Price, Exercised | $ / shares	$ 4
Shares, Outstanding at ending | shares	100,000
Weighted Average Exercise Price, Outstanding at ending | $ / shares	$ 5
Weighted Average Remaining Contractual Term (Years), Outstanding at ending	4 years 1 month 6 days